Segment Information - Schedule of Revenues by Geographic Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by geographical market:
Revenue	$ 669,489	$ 510,894	$ 412,977
Europe [Member]
Revenue by geographical market:
Revenue	312,341	255,507	222,415
Americas [Member]
Revenue by geographical market:
Revenue	315,944	224,587	169,149
Rest Of The World [Member]
Revenue by geographical market:
Revenue	$ 41,204	$ 30,800	$ 21,413